FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statements Line Items
Percentage of receivables comprised of IVA and tax receivables in Mexico	99.00%	98.00%
Percentage of receivables pending finalizations of concentrate sales	1.00%
Impairment loss recognised in profit or loss, trade receivables	$ 194	$ 2,212
Cash and cash equivalents	$ 33,376	38,277	$ 72,317
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 904
Foreign Currency Risk [Member] | Canadian Dollar [Member]
Statements Line Items
Cash and cash equivalents	$ 26	441
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 97
Foreign Currency Risk [Member] | Mexican Peso [Member]
Statements Line Items
Cash and cash equivalents	$ 4,522	$ 3,192
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 547
Commodity Price Risk [Member]
Statements Line Items
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 900
Ounces of silver without a final settlement price | oz	274,033
Ounces of gold without a final settlement price | oz	3,770